Document and Entity Information	6 Months Ended
Sep. 30, 2024
Document and Entity Information
Document Type	6-K
Document Period End Date	Sep. 30, 2024
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2025
Entity Registrant Name	Psyence Biomedical Ltd.
Entity Central Index Key	0001985062
Document Fiscal Period Focus	Q2
Amendment Flag	false